UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2013 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Automobiles & Components--.9%
Johnson Controls	56,890	1,995,132
Banks--5.2%
BB&T	65,470	2,055,103
PNC Financial Services Group	65,570	4,360,405
Wells Fargo & Co.	124,700	4,612,653
		11,028,161
Capital Goods--10.3%
Caterpillar	27,740	2,412,548
Dover	39,200	2,856,896
Eaton	59,200	3,626,000
General Electric	146,230	3,380,838
Honeywell International	42,270	3,185,045
Ingersoll-Rand	57,300	3,152,073
United Technologies	33,470	3,127,102
		21,740,502
Consumer Services--3.5%
Carnival	60,100	2,061,430
Las Vegas Sands	47,660	2,685,641
Yum! Brands	36,910	2,655,305
		7,402,376
Diversified Financials--6.3%
IntercontinentalExchange	22,180a,b	3,616,893
Invesco	127,546	3,693,732
JPMorgan Chase & Co.	41,220	1,956,301
State Street	66,770	3,945,439
		13,212,365
Energy--11.9%
Chevron	36,250	4,307,225
Exxon Mobil	36,580	3,296,224
Halliburton	70,490	2,848,501
Marathon Oil	80,200	2,704,344
National Oilwell Varco	38,300	2,709,725
Occidental Petroleum	22,730	1,781,350
Schlumberger	28,550	2,138,110
Southwestern Energy	71,000a	2,645,460

Valero Energy	57,730	2,626,138
		25,057,077
Food & Staples Retailing--1.2%
Costco Wholesale	24,280	2,576,351
Food, Beverage & Tobacco--7.1%
Coca-Cola	73,300	2,964,252
Mead Johnson Nutrition	23,360	1,809,232
Mondelez International, Cl. A	130,940	4,008,073
PepsiCo	43,940	3,476,093
Philip Morris International	29,660	2,749,779
		15,007,429
Health Care Equipment & Services--3.0%
Covidien	41,450	2,811,968
Express Scripts Holding	59,130a	3,408,844
		6,220,812
Household & Personal Products--2.1%
Procter & Gamble	58,365	4,497,607
Insurance--4.6%
Aon	57,050	3,508,575
MetLife	91,100	3,463,622
Travelers	32,700	2,753,013
		9,725,210
Materials--2.6%
Air Products & Chemicals	20,550	1,790,316
Celanese, Ser. A	47,600	2,096,780
Freeport-McMoRan Copper & Gold	50,400	1,668,240
		5,555,336
Media--3.6%
Comcast, Cl. A	87,390	3,671,254
Walt Disney	68,950	3,916,360
		7,587,614
Pharmaceuticals, Biotech & Life Sciences--9.4%
Actavis	22,110a	2,036,552
Eli Lilly & Co.	56,060	3,183,647
Gilead Sciences	70,800a	3,464,244
GlaxoSmithKline, ADR	56,250	2,638,688
Pfizer	104,580	3,018,179
Shire, ADR	22,260	2,033,674
Teva Pharmaceutical Industries,
ADR	88,400	3,507,712
		19,882,696
Retailing--3.7%

Amazon.com	11,700	a	3,117,933
Family Dollar Stores	25,090		1,481,564
Lowe's	83,000		3,147,360
			7,746,857
Semiconductors & Semiconductor Equipment--1.8%
Broadcom, Cl. A	73,050		2,532,643
NXP Semiconductors	40,030	a	1,211,308
			3,743,951
Software & Services--10.9%
Accenture, Cl. A	40,380		3,067,669
Adobe Systems	76,750	a	3,339,392
Equinix	12,220	a	2,643,308
International Business Machines	30,400		6,484,320
salesforce.com	18,280	a	3,269,012
Yahoo!	180,190	a	4,239,871
			23,043,572
Technology Hardware & Equipment--5.4%
Apple	16,590		7,343,232
QUALCOMM	59,790		4,002,941
			11,346,173
Telecommunication Services--1.6%
AT&T	36,450		1,337,350
Verizon Communications	43,000		2,113,450
			3,450,800
Transportation--.7%
Union Pacific	10,700		1,523,787
Utilities--2.9%
CenterPoint Energy	148,000		3,546,080
Sempra Energy	31,550		2,522,107
			6,068,187
Total Common Stocks
(cost $176,865,479)			208,411,995

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,962,536)	2,962,536	[c]	2,962,536
Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Plus Fund
(cost $3,107,384)	3,107,384[c]	3,107,384
Total Investments (cost $182,935,399)	101.6%	214,481,915
Liabilities, Less Cash and Receivables	(1.6%)	(3,475,579)
Net Assets	100.0%	211,006,336

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $3,108,440 and the value of the collateral held by the fund was $3,107,384.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $31,546,516 of which $34,795,339 related to appreciated investment securities and $3,248,823 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.9
Software & Services	10.9
Capital Goods	10.3
Pharmaceuticals, Biotech & Life Sciences	9.4
Food, Beverage & Tobacco	7.1
Diversified Financials	6.3
Technology Hardware & Equipment	5.4
Banks	5.2
Insurance	4.6
Retailing	3.7
Media	3.6
Consumer Services	3.5
Health Care Equipment & Services	3.0
Money Market Investments	2.9
Utilities	2.9
Materials	2.6
Household & Personal Products	2.1
Semiconductors & Semiconductor Equipment	1.8
Telecommunication Services	1.6
Food & Staples Retailing	1.2
Automobiles & Components	.9
Transportation	.7
101.6

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	199,020,613	-	-	199,020,613
Equity Securities - Foreign Common Stocks+	9,391,382	-	-	9,391,382
Mutual Funds	6,069,920	-	-	6,069,920

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At March 31, 2013, the value of the collateral was 99.97% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2013 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Automobiles & Components--1.0%
Johnson Controls	7,960	279,157
Banks--.8%
Wells Fargo & Co.	5,600	207,144
Capital Goods--10.9%
Boeing	4,800	412,080
Caterpillar	5,060	440,068
Dover	6,500	473,720
Honeywell International	8,770	660,819
Ingersoll-Rand	9,790	538,548
United Technologies	4,690	438,187
		2,963,422
Consumer Durables & Apparel--1.5%
NIKE, Cl. B	6,880	405,989
Consumer Services--4.3%
Carnival	9,340	320,362
Las Vegas Sands	6,220	350,497
Norwegian Cruise Line Holdings	4,500a	133,425
Yum! Brands	5,250	377,685
		1,181,969
Diversified Financials--1.2%
Invesco	11,328	328,059
Energy--5.9%
Apache	3,300	254,628
Gulfport Energy	7,400a	339,142
Occidental Petroleum	4,200	329,154
Phillips 66	4,100	286,877
Schlumberger	5,310	397,666
		1,607,467
Food & Staples Retailing--1.4%
Costco Wholesale	3,570	378,813
Food, Beverage & Tobacco--7.9%
Beam	5,920	376,157
Coca-Cola	14,420	583,145
Mead Johnson Nutrition	3,650	282,692
Mondelez International, Cl. A	7,000	214,270
Philip Morris International	7,360	682,346
		2,138,610
Health Care Equipment & Services--2.8%
Express Scripts Holding	8,600a	495,790
Medtronic	5,800	272,368
		768,158
Household & Personal Products--3.1%
Colgate-Palmolive	3,050	359,992
Procter & Gamble	6,190	477,001
		836,993
Insurance--.9%
Arch Capital Group	4,800a	252,336
Materials--3.7%
Celanese, Ser. A	6,800	299,540
E.I. du Pont de Nemours & Co.	8,340	409,994
Praxair	2,560	285,542

		995,076
Media--3.4%
Comcast, Cl. A	9,050	380,191
Walt Disney	9,580	544,144
		924,335
Pharmaceuticals, Biotech & Life Sciences--10.5%
Actavis	3,200a	294,752
Celgene	3,100a	359,321
Eli Lilly & Co.	6,610	375,382
Gilead Sciences	14,060a	687,956
GlaxoSmithKline, ADR	5,800	272,078
Illumina	5,690a,b	307,260
Shire, ADR	3,050	278,648
Teva Pharmaceutical Industries,
ADR	6,900	273,792
		2,849,189
Real Estate--.9%
Digital Realty Trust	3,700b,c	247,567
Retailing--5.8%
Amazon.com	2,120a	564,959
Lowe's	13,350	506,232
Tiffany & Co.	3,780	262,861
Urban Outfitters	6,550a	253,747
		1,587,799
Semiconductors & Semiconductor Equipment--2.4%
Broadcom, Cl. A	8,970	310,990
Micron Technology	34,380a	343,112
		654,102
Software & Services--18.4%
Accenture, Cl. A	5,770	438,347
Adobe Systems	8,560a	372,446
Equinix	1,280a	276,877
Google, Cl. A	650a	516,119
International Business Machines	5,610	1,196,613
LinkedIn, Cl. A	2,950a	519,377
Microsoft	16,280	465,771
Red Hat	5,960a	301,338
salesforce.com	2,810a	502,512
Yahoo!	18,160a	427,305
		5,016,705
Technology Hardware & Equipment--8.4%
Apple	3,180	1,407,563
Fusion-io	21,350a,b	349,499
QUALCOMM	7,840	524,888
		2,281,950
Telecommunication Services--2.1%
Verizon Communications	11,720	576,038
Transportation--1.7%
Union Pacific	3,280	467,105
Total Common Stocks
(cost $21,843,345)		26,947,983

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $285,049)	285,049[d]	285,049
Investment of Cash Collateral for

Securities Loaned--3.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $833,453)	833,453[d]	833,453
Total Investments (cost $22,961,847)	103.1%	28,066,485
Liabilities, Less Cash and Receivables	(3.1%)	(843,994)
Net Assets	100.0%	27,222,491

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $813,894 and the value of the collateral held by the fund was $833,453.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $5,104,638 of which $5,599,546 related to appreciated investment securities and $494,908 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.4
Capital Goods	10.9
Pharmaceuticals, Biotech & Life Sciences	10.5
Technology Hardware & Equipment	8.4
Food, Beverage & Tobacco	7.9
Energy	5.9
Retailing	5.8
Consumer Services	4.3
Money Market Investments	4.1
Materials	3.7
Media	3.4
Household & Personal Products	3.1
Health Care Equipment & Services	2.8
Semiconductors & Semiconductor Equipment	2.4
Telecommunication Services	2.1
Transportation	1.7
Consumer Durables & Apparel	1.5
Food & Staples Retailing	1.4
Diversified Financials	1.2
Automobiles & Components	1.0
Insurance	.9
Real Estate	.9
Banks	.8
103.1

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	26,123,465	-	-	26,123,465
Equity Securities - Foreign Common Stocks+	824,518	-	-	824,518
Mutual Funds	1,118,502	-	-	1,118,502

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)